Cover	Oct. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2026
Entity File Number	001-37835
Entity Registrant Name	INDIVIOR PHARMACEUTICALS, INC.
Entity Central Index Key	0001625297
Entity Tax Identification Number	41-2520873
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10710 Midlothian Turnpike
Entity Address, Address Line Two	Suite 125
Entity Address, City or Town	North Chesterfield
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23235
City Area Code	804
Local Phone Number	379-1090
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	INDV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false